Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory

	September 30,	December 31,
	2023	2022
Raw materials	$21,934	$18,580
Work in progress	30,174	1,464
Finished goods	316,100	80,858
	368,208	100,902
Less obsolescence	(55,472)	(46,749)
Total inventory	$312,736	$54,153

	December 31,	December 31,
	2022	2021
Raw materials	$18,580	$31,233
Work in progress	1,464	81,182
Finished goods	80,858	108,246
	100,902	220,661
Less obsolescence	(46,749)	(22,066)
Total inventory	$54,153	$198,595